Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Guarantees
Maturity less than 1 year	SFr 24,599	SFr 27,790
Maturity between 1 to 3 years	7,362	7,183
Maturity between 3 to 5 years	1,919	2,666
Maturity greater than 5 years	1,842	1,937
Total gross amount	35,722	39,576
Total net amount	34,599	38,548
Carrying value	400	1,033
Collateral received	8,451	9,074
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,206	2,229
Maturity between 1 to 3 years	252	439
Maturity between 3 to 5 years	189	218
Maturity greater than 5 years	471	402
Total gross amount	3,118	3,288
Total net amount	3,065	3,199
Carrying value	10	14
Collateral received	1,655	1,752
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,942	5,008
Maturity between 1 to 3 years	3,059	1,344
Maturity between 3 to 5 years	668	552
Maturity greater than 5 years	188	240
Total gross amount	8,857	7,144
Total net amount	7,833	6,278
Carrying value	31	44
Collateral received	2,793	3,153
Derivatives
Guarantees
Maturity less than 1 year	13,194	16,228
Maturity between 1 to 3 years	2,665	3,995
Maturity between 3 to 5 years	695	1,256
Maturity greater than 5 years	690	778
Total gross amount	17,244	22,257
Total net amount	17,244	22,257
Carrying value	295	919
Other guarantees
Guarantees
Maturity less than 1 year	4,257	4,325
Maturity between 1 to 3 years	1,386	1,405
Maturity between 3 to 5 years	367	640
Maturity greater than 5 years	493	517
Total gross amount	6,503	6,887
Total net amount	6,457	6,814
Carrying value	64	56
Collateral received	SFr 4,003	SFr 4,169